UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21761

KEELEY Funds, Inc.

(Exact name of registrant as specified in charter)

401 South LaSalle Street Suite 1201 Chicago, Illinois	60605

(Address of principal executive offices)	(Zip code)

John L. Keeley, Jr. Keeley Asset Management Corp. 401 South LaSalle Street Suite 1201 Chicago, Illinois 60605	Copy to: Stephen E. Goodman Meltzer Purtill & Stelle LLC 1515 E. Woodfield Road Schaumburg, Illinois 60173

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312)786-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1)

LETTER TO SHAREHOLDERS

Dear Shareholder,

On August 12, 2005, the Securities and Exchange Committee declared the KEELEY Mid Cap Value Fund Inc. effective for sale by prospectus. Our second mutual fund employs the corporate restructuring investment theme: investing in companies with market capitalization of $1.5 million to $10.0 million at the time of initial investment.

At the end of the September 30, 2005 stub period, the Fund had $11,469,008 in net assets with 56 securities positions and 329 shareholders.

Performance Data Excluding 4.5% Maximum Up-Front Sales Charge

For the period, the Fund gained 4.30% versus a gain of 1.19% for the Russell Mid Cap Value Index and 0.59% for the S&P 400 Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

Sincerely,

John L. Keeley, Jr.

President

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the period, the Fund had a loss of –0.38% versus a gain of 1.19% for the Russell Mid Cap Value Index and 0.59% for the S&P 400 Index.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling toll free 1-888-933-5391; (ii) on the Fund’s website at http://www.keeleyfunds.com; and (iii) on the Securities and Exchange Commission’s (SEC) at http://www.sec.gov. The Fund plans to file its proxy voting record with the SEC for the year ended June 30, 2006. A copy of the information can be obtained by on the same methods listed above.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information may also be obtained by calling 1-888-933-5391.

KEELEY Mid Cap Value Fund

Expense Example

For the Six Months Ended September 30, 2005

(Unaudited)

As a shareholder of the KEELEY Mid Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 15, to September 30, 2005 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value August 15, 2005	Ending account value September 30, 2005	Expenses paid during the period ended September 30, 2005*
Actual	$1,000.00	$1,043.00	$2.63
Hypothetical (5% return before expenses)	1,000.00	1,015.06	10.08

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), except for the Actual information which reflects the 47 day period ended September 30, 2005 due to the Fund commencing operations on August 15, 2005.

KEELEY Mid Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

ASSETS:

Investments at value (cost $10,724,915)	$11,097,985

Cash	414,654

Receivable for shares issued	118,910

Due from Adviser	59,292

Dividends and interest receivable	1,645

Prepaid offering costs	34,837

Prepaid expenses	2,330

Total Assets	11,729,653

LIABILITIES:

Payable for investments purchased	211,311

Accrued 12b-1 fees	1,883

Other accrued expenses	47,451

Total Liabilities	260,645

NET ASSETS	$11,469,008

NET ASSETS CONSIST OF:

Capital stock	$11,095,938

Net unrealized appreciation on investments	373,070

NET ASSETS	$11,469,008

CAPITAL STOCK, $0.0001 par value

Authorized	100,000,000

Issued and outstanding	1,100,087

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE	$10.43

MAXIMUM OFFERING PRICE PER SHARE ($10.43 / 0.955)	$10.92

KEELEY Mid Cap Value Fund

STATEMENT OF OPERATIONS

For The Period from August 15, 2005

(Commencement of Operations) to September 30, 2005

INVESTMENT INCOME:

Dividend income (net of $41 of foreign withholding taxes)	$6,956

EXPENSES:

Organizational costs	31,590

Professional fees	20,100

Transfer agent fees and expenses	11,407

Investment advisory fees	10,215

Directors’ fees	5,100

Administration fees	4,957

Offering costs	4,288

Fund accounting fees	4,125

Custody fees	3,300

12b-1 fees	2,554

Reports to shareholders	1,612

Federal registration fees	1,070

Other	513

Total expenses before reimbursement	100,831

Reimbursement of expenses by Adviser	(80,430)

NET EXPENSES	20,401

NET INVESTMENT LOSS	(13,445)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS :

Change in net unrealized appreciation on investments	373,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$359,625

See notes to the financial statements.

KEELEY Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2005

Number of Shares			Value
	COMMON STOCKS	96.76%

	Building Materials	3.13%
2,500	Martin Marietta Materials, Inc.		$196,150
3,000	Texas Industries, Inc.		163,200

			359,350

	Coal	3.00%
5,500	Alpha Natural Resources, Inc.*		165,220
3,500	Massey Energy Co.		178,745

			343,965

	Commercial Services	4.71%
8,000	Adesa, Inc.		176,800
6,500	PHH Corp.*		178,490
5,000	R.R. Donnelley & Sons Co.		185,350

			540,640

	Diversified Financial Services	7.50%
8,650	Ameriprise Financial, Inc.*		309,670
4,000	CIT Group, Inc.		180,720
12,000	Janus Capital Group, Inc.		173,400
4,500	Jefferies Group, Inc.		195,975

			859,765

	Electric	6.14%
5,500	Allegheny Energy, Inc.*		168,960
4,000	Allete, Inc.		183,240
11,500	Centerpoint Energy, Inc.		171,005
11,000	CMS Energy Corp.*		180,950

			704,155

	Electronics	1.50%
5,000	Thomas & Betts Corp.*		172,050

	Energy—Alternate Sources	1.52%
13,000	Covanta Holding Corp.*		174,590

	Engineering and Construction	3.03%
24,000	ABB Ltd. ADR*		176,640
5,500	Chicago Bridge & Iron Co. N.V.		170,995

			347,635

	Food	3.14%
5,000	Dean Foods Co.*		194,300
15,500	Del Monte Foods Co.*		166,315

			360,615

	Gas	1.80%
8,000	Southern Union Co.*		206,160

	Healthcare—Products	1.63%
4,500	Sybron Dental Specialties, Inc.*		187,110

Number of Shares			Value
	Holding Companies—Diversified	4.52%
7,500	Leucadia National Corp.		$323,250
4,000	Walter Industries, Inc.		195,680

			518,930

	Housewares	1.88%
9,500	Newell Rubbermaid, Inc.		215,175

	Insurance	3.69%
9,500	Conseco, Inc.*		200,545
5,000	Fidelity National Financial, Inc.		222,600

			423,145

	Lodging	1.66%
4,000	Gaylord Entertainment Co.*		190,600

	Machinery—Construction and Mining	3.48%
4,000	Joy Global, Inc.		201,840
4,000	Terex Corp.*		197,720

			399,560

	Machinery—Diversified	1.61%
3,500	Rockwell Automation, Inc.		185,150

	Metal Fabricate/Hardware	3.30%
5,500	Commercial Metals Co.		185,570
6,500	Timken Co.		192,595

			378,165

	Miscellaneous Manufacturing	6.59%
4,500	The Brink’s Co.		184,770
4,500	Dover Corp.		183,555
4,500	Ingersoll-Rand Company Ltd.		172,035
1,900	ITT Industries, Inc.		215,840

			756,200

	Oil and Gas	13.30%
5,000	Chesapeake Energy Corp.		191,250
4,000	Cimarex Energy Co.*		181,320
5,500	Helmerich & Payne, Inc.		332,145
3,500	Pioneer Natural Resources Co.		192,220
4,500	Plains Exploration & Production Co.*		192,690
4,500	Quicksilver Resources, Inc.*		215,055
3,000	Southwestern Energy Co.*		220,200

			1,524,880

	Oil and Gas Services	3.42%
4,500	FMC Technologies, Inc.*		189,495
5,000	Grant Prideco, Inc.*		203,250

			392,745

See notes to the financial statements.

KEELEY Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2005

Number of Shares			Value
	Packaging and Containers	1.46%
10,500	Crown Holdings, Inc.*		$167,370

	Pipelines	1.79%
4,000	Western Gas Resources, Inc.		204,920

	Real Estate	2.18%
4,000	The St. Joe Co.		249,800

	Retail	1.56%
8,500	Dillard’s, Inc.		177,480

	Savings and Loans	1.71%
16,500	Hudson City Bancorp, Inc.		196,350

	Software	1.70%
9,000	MoneyGram International, Inc.		195,390

Number of Shares			Value
	Transportation	4.15%
5,000	Alexander & Baldwin, Inc.		$266,200
9,000	Kansas City Southern*		209,790

			475,990

	Water	1.66%
5,000	Aqua America, Inc.		190,100

	Total Common Stocks
	(cost $10,724,915)		11,097,985

	Total Investments	96.76%
	(cost $10,724,915)		11,097,985
	Other Assets less Liabilities	3.24%	371,023

	NET ASSETS	100.00%	$11,469,008

* Non-income producing.

Percentages are based on net assets.

See notes to the financial statements.

KEELEY Mid Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

Period from August 15, 2005 (Commencement of Operations) to September 30, 2005
OPERATIONS:

Net investment loss	$(13,445)

Change in net unrealized appreciation on investments	373,070

Net increase in net assets resulting from operations	359,625

CAPITAL STOCK TRANSACTIONS:

Proceeds from 1,085,109 shares issued	10,959,608

Cost of 22 shares redeemed	(225)

Net increase from capital stock transactions	10,959,383

TOTAL INCREASE IN NET ASSETS	11,319,008

NET ASSETS:

Beginning of period (15,000 shares)	150,000

End of period (includes accumulated net investment loss of $0)	$11,469,008

See notes to the financial statements.

KEELEY Mid Cap Value Fund

FINANCIAL HIGHLIGHTS

Period from August 15, 2005 (Commencement of Operations) to September 30, 2005
PER SHARE DATA (1)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)
Net unrealized gain on investments	0.44

Total from investment operations	0.43

Net asset value, end of period	$10.43

Total return (2) (3)	4.30%
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$11,469
Ratio of net expenses to average net assets (4) (5)	2.00%
Ratio of net investment loss to average net assets (4) (5)	(1.32)%
Portfolio turnover rate (3)	0.00%

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Without fees reimbursed, the ratio of net expenses to average net assets would have been 9.87%, and the ratio of net investment loss to average net assets would have been (9.19)% for the period from August 15, 2005 (commencement of operations) to September 30, 2005.

See notes to the financial statements.

KEELEY Mid Cap Value Fund

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2005

1.	ORGANIZATION

KEELEY Funds, Inc. (the “Company”) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end investment company. The Company consists solely of the KEELEY Mid Cap Value Fund (the “Fund”). The Fund commenced operations on August 15, 2005 (“commencement date”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation—Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Securities for which quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures adopted by the Board of Directors. For each investment that is fair valued, the Fund considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

b) Organization and Offering Costs—Organization costs consist of costs incurred to establish the Company and enable it legally to do business. The Fund expensed organization costs as incurred. Fees related to preparing the Fund’s initial registration statement are offering costs. Offering costs were accounted for as a deferred charge until operations began on August 15, 2005. Upon the commencement of operations, offering costs are being amortized to expense over twelve months on a straight-line basis.

c) Federal Income and Excise Taxes—It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among

KEELEY Mid Cap Value Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)

September 30, 2005

certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Other—Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

f) Guarantees and Indemnifications—In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AGREEMENT

The Fund has an agreement with Keeley Asset Management Corp. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee at the following annual rates based upon the Fund’s average daily net assets:

Assets	Fee Rate
$0 to $350 million	1.00%
$350 million to $700 million	0.90%
Over $700 million	0.80%

The Adviser has agreed that until September 30, 2006, it will waive its management fee or reimburse the Fund for expenses, including organizational expenses, so that the Fund’s aggregate annual operating expenses (excluding taxes, interest, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed 2.00% of the Fund’s average daily net assets. The agreement allows the adviser to recoup amounts previously waived or reimbursed ($80,430) to the extent actual expenses for a period are less than 2.00%. For the period August 15, 2005 through September 30, 2005 the Adviser waived $10,215 of management and reimbursed the Fund $70,215 for operating expenses. However, the Adviser will only be entitled to recoup such amounts for a period of up to three years following the fiscal year in which such amount was waived or reimbursed.

4.	DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the “Distributor”), with whom certain officers and directors of the Fund are affiliated, for certain promotional and other sales related costs and to permit the Fund to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a

KEELEY Mid Cap Value Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)

September 30, 2005

subsequent year, to the extent that total expenses under the plan do not exceed 0.25% of the average daily net assets of the Fund. The Fund paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. For the period from commencement date to September 30, 2005, the Fund paid $669 of distribution fees to the Distributor.

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period from commencement date to September 30, 2005, were $10,724,915 and $0, respectively. For the period from commencement date to September 30, 2005, the Fund paid $16,293 of brokerage commissions on trades of securities to the Distributor.

6.	FEDERAL INCOME TAX INFORMATION

At September 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$10,724,915

Gross Unrealized Appreciation	$532,881
Gross Unrealized Depreciation	(159,811)

Net Unrealized Appreciation on Investments	$373,070

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2005 the components of accumulated earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	$—
Net Unrealized Appreciation on Investments	373,070

Total Accumulated Earnings	$373,070

7.	OFFERING PRICE PER SHARE

The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from commencement date to September 30, 2005, the Fund was advised that the Distributor received $22,851 of sales charges. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

KEELEY Mid Cap Value Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)

September 30, 2005

As specified in the Fund’s Prospectus, reduced sales charges are available through a right of accumulation and certain sales of Fund shares can be made at net asset value per share.

8.	RELATED PARTY TRANSACTION

As of September 30, 2005, one Director of the Fund beneficially owned 443,576 shares of the Fund, which represents 40% of the Fund’s outstanding shares.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

KEELEY Funds, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KEELEY Funds, Inc. (consisting of the KEELEY Mid Cap Value Fund) (the “Fund”) at September 30, 2005, and the results of its operations, the changes in its net assets and financial highlights for the period from August 15, 2005 through September 30, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provides a reasonable basis for our opinion.

Milwaukee, WI

November 18, 2005

Approval of Investment Advisory Agreement

The Investment Advisory Agreement (the “Advisory Agreement”) was initially approved by the Board of Directors, including a majority of the disinterested directors on April 7, 2005, at an in-person meeting. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including the scope of services to be provided to the Fund and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Fund, including certain comparative data provided by the Administrator. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

The Board of Directors considered the nature, extent and quality of services to be provided to the Fund by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving equity securities of the type in which the Fund will invest. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the separate accounts managed by the Adviser, and in particular reviewed the Adviser’s mid cap composite, which reflects the Adviser’s investment results of separate accounts managed by the Adviser. The Board also considered the benchmarks provided by the Adviser in the composite. The Board noted that the prior performance of the Adviser was reasonable in comparison to the relevant benchmarks and that of comparable separate accounts. The Board also gave considerable weight to their experience with the Adviser and its performance with respect to KEELEY Small Cap Value Fund, Inc. and discussed with the Adviser the similarities and differences between that Fund, the Adviser’s small cap composite and the Fund.

The Board considered information relating to the Fund’s fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios, and in particular to a list of other mid cap investment companies presented to the meeting and to summary information of averages for mid cap value and mid cap blend funds. The Board discussed the method of selecting those companies and noted that the list included load and no-load funds, funds with and without 12b-1 fees, funds which were part of fund families and those which were not. It was noted that Fund’s advisory fees were higher than most (but not all) of the other funds reviewed in the list, but within the range (although at the higher end) of the summary information. In connection with its consideration of the Fund’s advisory fees, the Board also considered the control of the Corporation’s operating expenses through the 2% expense cap. The Board considered whether the Adviser would receive any other benefits through its relationship with the Fund, and it was noted that the Adviser would receive additional benefits through its affiliation with the Fund’s distributor, which benefits include the load on sales, the 12b-1 fee and commission revenue from transactions in Fund portfolio securities. The Board noted that it was aware of the nature of those benefits, having reviewed them in detail at the time of each renewal of the investment advisory agreement between the Investment Adviser and KEELEY Small Cap Value Fund, Inc. The Board noted, however, that even with those additional benefits, it is expected that the Adviser will significantly subsidize the operation of the Fund for some time. The Board also discussed how economies of sale would result in lower costs, and noted that the advisory fee would reduce from 1.00% to .0.80% as the Fund grew in assets. In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory

Agreement, although significant weight was accorded the advisory fee levels relative to peer group based on the comparative data presented at the meeting, investment performance of the Adviser’s mid cap composite and the Board’s previous experience with the Adviser and its performance generally. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.

KEELEY Funds, Inc.

Directors and Officers

Independent Directors

Name, Age and Address	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Jerome J. Klingenberger Age: 50 561 Hillgrove Ave. LaGrange, IL 60525	Director	Served as Director since organization in 2005	Executive Vice President and Chief Financial Officer for Grayhill, Inc. (electronic components and control systems)	2	None
John G. Kyle Age: 64 10 Skokie Hwy Highland Park, IL 60035	Director	Served as Director since organization in 2005	Owner and operator of Shell Oil Services Stations and Gasoline Distributor	2	None
John F. Lesch Age: 65 200 W Adams Street Suite 2500 Chicago, IL 60606	Director	Served as Director since organization in 2005	Attorney with Nisen & Elliott, LLC	2	None
Sean Lowry Age: 51 401 South LaSalle Street Suite 605 Chicago, IL 60605	Director	Served as Director since organization in 2005	Executive Vice President of Pacor Mortgage Corp.	2	None
Elwood P. Walmsley Age: 64 100 Cobblestone Court Twin Lakes, WI 53181	Director	Served as Director since organization in 2005	Owner of J. FitzWoody’s Lakeshore Grill, since 2002 and Director of Sales for H.B. Taylor Company (food services), since 2003; Prior thereto, National Account Executive for Haarmann & Reimer, Division of Bayer International, since 1999.	2	None

Interested Director and Officers
Name, Age and Address	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
John L. Keeley, Jr. Age: 65 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Director and President	Served as Director and President since organization in 2005	President and Treasurer of Keeley Investment Corp., President of Keeley Asset Management Corp. and KEELEY Small Cap Value Fund, Inc.	2	None
Mark Zahorik Age: 43 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since organization in 2005	Vice President of Keeley Asset Management Corp., Keeley Investment Corp., and KEELEY Small Cap Value Fund, Inc.	N/A	N/A
John L. Keeley, III Age: 44 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Vice President	Served as Vice President since organization in 2005	Vice President of Keeley Asset Management Corp. and Keeley Investment Corp. (2002 – Present); Trader for Mid-American and Chicago Board of Trade (1983 – 2001)	N/A	N/A
Emily Viehweg Age: 39 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Treasurer	Served as Treasurer since organization in 2005	Treasurer of Keeley Asset Management Corp. and KEELEY Small Cap Value Fund, Inc. since 2001 (formerly Assistant Treasurer of Keeley Asset Management Corp.), Assistant Treasurer of Keeley Investment Corp.	N/A	N/A

Interested Director and Officers (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Mary A. Ferrari Age: 46 401 South LaSalle Street Suite 1201 Chicago, IL 60605	Secretary	Served as Secretary since organization in 2005	Corporate Secretary of Keeley Asset Management Corp. and Keeley Investment Corp.	N/A	N/A
Guy Talarico Age: 50 41 Madison Ave New York, NY 10010	Chief Compliance Officer	Served as Chief Compliance Officer since organization in 2005	Co-Chief Executive Officer of EOS Compliance Services, LLC since 2004; Senior Director of Investors Bank & Trust Institutional Custody Division 2001 to 2004; Vice President of Chase Investment Services Group 1997 to 2001	N/A	N/A

* Each Director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

The Statement of Additional Information includes additional information about the Directors and is available upon request, without charge, by calling 1-888-933-5391.

Investment Adviser

KEELEY ASSET MANAGEMENT CORP.

Chicago, Illinois

Distributor

KEELEY INVESTMENT CORP.

Chicago, Illinois

Custodian

U.S. BANK, N.A.

Milwaukee, Wisconsin

888-933-5391

Transfer Agent and Dividend Disbursing Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

888-933-5391

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin

Counsel

MELTZER, PURTILL & STELLE LLC

Schaumburg, Illinois

Performance information is historical and is no guarantee of future results. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor’s original cost. This material may only be used when preceded or accompanied by the Fund’s prospectus.

401 South LaSalle Street • Suite 1201 • Chicago • Illinois • 60605

(312) 786-5050 • (800) 533-5344 • (312) 786-5003

KEELEY MID CAP VALUE FUND

ANNUAL REPORT

SEPTEMBER 30, 2005

Item 2. Code of Ethics.

(a) The registrant has not adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer and principal financial officer, or persons performing similar functions which conforms to all of the definitions of a “code of ethics” for purposes of this item. However, the registrant does have in place a code of ethics which goes beyond the requirement of rule 17(j)-1, which addresses, among other things, conflicts of interest which may result from personal securities transactions and dealings with third parties, and certain outside activities In the judgment of management of the registrant, that code of ethics, as adopted, is reasonably designed to deter wrongdoing and promote ethical conduct, internal reporting and accountability for adherence to that code. The registrant’s existing code of ethics, as so adopted, does not directly address issues of disclosure in reports that the registrant files with the Commission and other public communication or compliance with applicable governmental laws, rules and regulations. There are two people in the registrant’s organization who would be required to be covered under any code of ethics adopted by the registrant which would meet the definition of a code of ethics in this item. Those persons are John Keeley, the president of the registrant, and Emily Viehweg, the treasurer of the registrant. Both John Keeley and Emily Viehweg are subject to the registrant’s existing code. In the judgment of the registrant, the small size of the registrant’s and adviser’s staff who are involved in matters which would be covered by any such code of ethics as defined in this item, and the use and involvement of a third party service provider (administrator), independent auditors and outside counsel in those activities makes an additional code of ethics unnecessary. A copy of the registrant’s existing code of ethics (which, however, does not meet all of the definitions of a “code of ethics” as defined in this item) is attached hereto as Exhibit (a).

(b) Not Applicable

(c) Not Applicable

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. That audit committee financial expert is Mr. Jerome Klingenberger. Mr. Klingenberger is one of the members of the board of directors and is “independent” for purposes of this Item. Since the registrant does not have a separate audit committee, the entire board of directors constitutes the audit committee, and as a member of the board of directors, Mr. Klingenberger is a member of the audit committee for purposes of this Item.

Item 4. Principal Accountant Fees and Services

The aggregate fees for each of the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit fees.

Fiscal year ended September 30, 2005 $11,000

(b) Audit-related fees.

None.

(c) Tax fees.

Fiscal year ended September 30, 2005    $3,880

(d) All other fees.

None.

(e)

(1) It is the policy of the registrant’s Board of Directors to pre-approve all audit and non-audit services at a regularly scheduled meeting of the Board of Directors.

(2) During 2005, all of the audit and non-audit services provided by the registrant’s principal accountant were pre-approved by the registrant’s Board of Directors.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting or in other factors during the second fiscal quarter of the period covered by this report that could materially affect, or are reasonably likely to materially affect these controls.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Funds, Inc.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President

Date:	December 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President

Date:	December 5, 2005

By:	/s/ Emily Viehweg
Emily Viehweg
Treasurer

Date:	December 5, 2005